Stockholders' Equity - Assumptions used in Calculating Value of Options Granted (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	7 years		7 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	10 years		10 years
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum	2.14%	0.35%	0.36%	0.35%
Risk-free interest rate, maximum	3.74%	1.05%	1.27%	1.39%
Expected volatility, minimum	71.90%	73.40%	71.40%	76.50%
Expected volatility, maximum	79.50%	81.50%	81.50%	80.70%
Stock Options | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	5 years	5 years	5 years	5 years
Stock Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years 3 months	6 years 6 months	6 years 6 months	5 years 6 months